UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Megan Hadley Koehler
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2014

Item 1.  Schedule of Investments.

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of March 31, 2014 (Unaudited)

Face Amount	Description	Coupon Rate		Maturity Date	Value
FIXED INCOME INVESTMENTS - 98.1%
ASSET-BACKED SECURITIES - 0.3%
$46,066	PSE&G Transition Funding LLC, Series 2001-1, Class A7	6.750%		06/15/16	$46,668

Total Asset-Backed Securities (identified cost, $47,326)					$46,668

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.5%
$300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	$327,989
292,991	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291	%(1)	01/12/44	311,058
310,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	5.868	%(1)	06/12/46	337,105

Total Commercial Mortgage-Backed Securities (identified cost, $947,336)					$976,152

CORPORATE BONDS - 41.1%
CONSUMER DURABLES & APPAREL - 0.5%
$65,000	Hasbro, Inc.	6.125%		05/15/14	$65,413

CONSUMER STAPLES - 0.5%
$60,000	Celgene Corp.	3.250%		08/15/22	$58,580

DIVERSIFIED FINANCIALS - 8.8%
$70,000	Aflac, Inc.	3.625%		06/15/23	$70,684
27,000	Ameriprise Financial, Inc.	5.650%		11/15/15	29,033
75,000	Bank of America Corp.	6.050%		05/16/16	82,017
85,000	Bank of America Corp., MTN	5.000%		05/13/21	93,866
30,000	Eaton Vance Corp.	6.500%		10/02/17	34,699
145,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	186,960
155,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	177,354
120,000	JPMorgan Chase & Co.	6.300%		04/23/19	141,237
90,000	Morgan Stanley	5.500%		07/28/21	101,843
70,000	Nomura Holdings, Inc.	5.000%		03/04/15	72,722
85,000	PNC Funding Corp.	4.250%		09/21/15	89,261
55,000	SunTrust Banks, Inc.	6.000%		09/11/17	62,700

ENERGY - 2.2%
$55,000	Baker Hughes, Inc.	6.875%		01/15/29	$72,301
50,000	ONEOK Partners LP	6.850%		10/15/37	60,497
70,000	Peabody Energy Corp.	7.375%		11/01/16	78,750
55,000	Valero Energy Corp.	9.375%		03/15/19	71,645

FOOD, BEVERAGE & TOBACCO - 1.5%
$13,000	Altria Group, Inc.	9.700%		11/10/18	$17,081
50,000	Ingredion, Inc.	4.625%		11/01/20	53,107
100,000	PepsiCo, Inc.	7.900%		11/01/18	125,652

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
$55,000	Cigna Corp.	2.750%		11/15/16	$57,341
75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	78,048
80,000	UnitedHealth Group, Inc.	6.000%		02/15/18	92,149
95,000	WellPoint, Inc.	4.350%		08/15/20	101,096

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
$60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	$71,866

INFORMATION SERVICES - 1.1%
$85,000	Equifax, Inc.	4.450%		12/01/14	$87,110
50,000	Moody's Corp.	5.500%		09/01/20	55,374

INSURANCE - 3.4%
$50,000	Loews Corp.	5.250%		03/15/16	$54,149
75,000	MetLife, Inc.	5.000%		06/15/15	78,981
105,000	PartnerRe Finance B, LLC	5.500%		06/01/20	117,242
55,000	Principal Financial Group, Inc.	8.875%		05/15/19	70,379
50,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	54,292
50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	61,331

MATERIALS - 2.2%
$70,000	Dow Chemical Co. (The)	7.375%		03/01/23	$84,812
70,000	Greif, Inc.	6.750%		02/01/17	78,050
100,000	Lubrizol Corp.	8.875%		02/01/19	129,311

MEDIA - 2.3%
$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$127,752
40,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	5.000%		03/01/21	43,070
45,000	McGraw Hill Financial, Inc.	5.900%		11/15/17	49,957
65,000	Time Warner Cos., Inc.	6.950%		01/15/28	81,377

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
$95,000	Thermo Fisher Scientific, Inc.	3.150%		01/15/23	$91,737

PIPELINES - 1.4%
$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$66,439
100,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	118,051

REAL ESTATE - 0.7%
$100,000	Simon Property Group LP	2.750%		02/01/23	$95,007

RETAILING - 1.3%
$95,000	Kohl's Corp.	4.000%		11/01/21	$97,003
72,000	L Brands, Inc.	5.250%		11/01/14	73,890

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
$115,000	Applied Materials, Inc.	7.125%		10/15/17	$135,638

SOFTWARE & SERVICES - 2.9%
$90,000	Adobe Systems, Inc.	4.750%		02/01/20	$99,086
105,000	International Business Machines Corp.	7.625%		10/15/18	130,441
80,000	Oracle Corp.	5.375%		07/15/40	90,840
50,000	Symantec Corp.	4.200%		09/15/20	52,161

TELECOMMUNICATIONS - 1.8%
$55,000	BellSouth Corp.	6.000%		11/15/34	$60,514
70,000	British Telecommunications PLC	9.625%		12/15/30	108,477
50,000	Verizon Communications, Inc.	7.750%		12/01/30	66,292

TRANSPORTATION - 0.6%
$70,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$83,441

UTILITIES - 5.1%
$110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	$133,563
90,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	108,810
80,000	Exelon Generation Co., LLC	5.200%		10/01/19	87,554
115,000	NextEra Energy Capital Holdings, Inc., Series D	7.300	%(1)	09/01/67	126,884
50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	62,306
60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	68,027
75,000	Sempra Energy	6.500%		06/01/16	83,530

Total Corporate Bonds (identified cost, $4,806,500)					$5,358,780

U.S. GOVERNMENT INTERESTS - 49.2%
AGENCY MORTGAGE-BACKED SECURITIES - 35.3%
$61,724	FHLMC Gold Pool #A32600	5.500%		05/01/35	$67,866
15,418	FHLMC Gold Pool #C01646	6.000%		09/01/33	17,384
19,877	FHLMC Gold Pool #C27663	7.000%		06/01/29	20,405
86,572	FHLMC Gold Pool #C47318	7.000%		09/01/29	100,599
59,653	FHLMC Gold Pool #C66878	6.500%		05/01/32	68,356
71,613	FHLMC Gold Pool #C91046	6.500%		05/01/27	80,228
10,510	FHLMC Gold Pool #D66753	6.000%		10/01/23	11,679
740	FHLMC Gold Pool #E00903	7.000%		10/01/15	763
82,514	FHLMC Gold Pool #G01035	6.000%		05/01/29	93,014
22,175	FHLMC Gold Pool #G02478	5.500%		12/01/36	24,384
47,871	FHLMC Gold Pool #N30514	5.500%		11/01/28	52,693
171,356	FHLMC Gold Pool #P00024	7.000%		09/01/32	192,595
534	FHLMC Gold Pool #P50031	7.000%		08/01/18	536
38,952	FHLMC Gold Pool #P50064	7.000%		09/01/30	44,406
47,627	FHLMC Pool #1B1291	2.378	%(1)	11/01/33	50,438
130,419	FHLMC Pool #1G0233	2.511	%(1)	05/01/35	138,601
11,345	FHLMC Pool #781071	2.534	%(1)	11/01/33	11,686
9,549	FHLMC Pool #781804	5.030	%(1)	07/01/34	10,015
4,078	FHLMC Pool #781884	5.194	%(1)	08/01/34	4,261
12,289	FHLMC Pool #782862	5.018	%(1)	11/01/34	12,897
108,657	FHLMC, Series 1983, Class Z	6.500%		12/15/23	120,905
89,491	FHLMC, Series 2044, Class PE	6.500%		04/15/28	100,146
434,491	FHLMC, Series 2627, Class MW	5.000%		06/15/23	469,426
72,068	FNMA Pool #253057	8.000%		12/01/29	81,616
1,736	FNMA Pool #479477	6.000%		01/01/29	1,936
3,107	FNMA Pool #489357	6.500%		03/01/29	3,494
8,984	FNMA Pool #535332	8.500%		04/01/30	11,125
17,265	FNMA Pool #545782	7.000%		07/01/32	19,898
10,671	FNMA Pool #597396	6.500%		09/01/31	12,001
39,542	FNMA Pool #621284	6.500%		12/01/31	44,998
12,272	FNMA Pool #725866	4.500%		09/01/34	13,141
44,678	FNMA Pool #738630	5.500%		11/01/33	49,722
131,438	FNMA Pool #745001	6.500%		09/01/35	148,006
61,137	FNMA Pool #745467	2.540	%(1)	04/01/36	65,020
99,128	FNMA Pool #745755	5.000%		12/01/35	108,403
36,574	FNMA Pool #747529	4.500%		10/01/33	39,205
306,678	FNMA Pool #781893	4.500%		11/01/31	330,203
15,512	FNMA Pool #809888	4.500%		03/01/35	16,605
246,045	FNMA Pool #888366	7.000%		04/01/37	274,243
223,623	FNMA Pool #888367	7.000%		03/01/37	248,022
152,879	FNMA Pool #888417	6.500%		01/01/36	173,390
10,160	FNMA Pool #906455	5.917	%(1)	01/01/37	10,519
11,684	GNMA I Pool #376400	6.500%		02/15/24	13,169
16,625	GNMA I Pool #379982	7.000%		02/15/24	18,184
97,567	GNMA I Pool #393347	7.500%		02/15/27	110,044
34,840	GNMA I Pool #410081	8.000%		08/15/25	39,735
29,832	GNMA I Pool #427199	7.000%		12/15/27	31,327
19,983	GNMA I Pool #448490	7.500%		03/15/27	21,273
39,389	GNMA I Pool #458762	6.500%		01/15/28	44,475
17,107	GNMA I Pool #460726	6.500%		12/15/27	19,290
8,359	GNMA I Pool #510706	8.000%		11/15/29	9,294
11,425	GNMA I Pool #581536	5.500%		06/15/33	12,759
56,112	GNMA II Pool #002630	6.500%		08/20/28	64,994
3,081	GNMA II Pool #002909	8.000%		04/20/30	3,759
7,621	GNMA II Pool #002972	7.500%		09/20/30	9,165
2,835	GNMA II Pool #002973	8.000%		09/20/30	3,440
25,219	GNMA II Pool #003095	6.500%		06/20/31	29,242
173,962	GNMA II Pool #004841	8.000%		08/20/31	203,230
592,400	GNMA, Series 2010-44, Class NK	4.000%		10/20/37	622,777

U.S. TREASURIES - 13.9%
$485,000	U.S. Treasury Bond	3.125%		02/15/42	$449,042
450,000	U.S. Treasury Note	2.625%		11/15/20	461,690
1,115,000	U.S. Treasury Strip Coupon	2.520 – 2.892	%(2)	05/15/22	901,377

Total U.S. Government Interests (identified cost, $6,267,272)					$6,413,096

TOTAL FIXED INCOME INVESTMENTS (identified cost, $12,068,434) — 98.1%					$12,794,696

SHORT-TERM INVESTMENTS - 1.2%
$159,109	Fidelity Government Money Market Fund, 0.01% (1)				$159,109

TOTAL SHORT-TERM INVESTMENTS (identified cost, $159,109) — 1.2%					$159,109

TOTAL INVESTMENTS (identified cost, $12,227,543) — 99.3%					$12,953,805

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.7%					86,961

NET ASSETS — 100.0%					$13,040,766

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1) Variable rate security. Rate presented is as of March 31, 2014.
(2) Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$833,631
Gross Unrealized Depreciation	(107,369)
Net Unrealized Appreciation	$726,262

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Asset Description	Quoted Prices in Active Markets for Indentical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobserable Inputs (Level 3)	Total
Asset-Backed Securities	$-	$46,668	$-	$46,668
Commercial Mortgage-Backed Securites	-	976,152	-	976,152
Corporate Bonds	-	5,358,780	-	5,358,780
U.S. Government Interests	-	6,413,096	-	6,413,096
Short-Term Investments	-	159,109	-	159,109
Total Investments	$-	$12,953,805	$-	$12,953,805

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of March 31, 2014 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
FIXED INCOME INVESTMENTS - 95.9%
AGENCY MORTGAGE-BACKED SECURITIES - 95.9%
$224,073	FHLMC Gold Pool #A85905	5.000%	05/01/39	$245,569
12,223	FHLMC Gold Pool #C00548	7.000%	08/01/27	13,752
35,547	FHLMC Gold Pool #C00778	7.000%	06/01/29	41,104
181,756	FHLMC Gold Pool #C01375	6.500%	07/01/32	204,364
131,395	FHLMC Gold Pool #C91034	6.000%	06/01/27	147,783
13,482	FHLMC Gold Pool #D81642	7.500%	08/01/27	13,904
48,073	FHLMC Gold Pool #D82572	7.000%	09/01/27	53,901
960	FHLMC Gold Pool #E00678	6.500%	06/01/14	966
1,405	FHLMC Gold Pool #E00721	6.500%	07/01/14	1,416
9,848	FHLMC Gold Pool #E81704	8.500%	05/01/15	10,106
194,040	FHLMC Gold Pool #G00892	6.500%	12/01/27	219,590
103,518	FHLMC Gold Pool #G02809	6.500%	05/01/36	117,390
72,935	FHLMC Gold Pool #G04710	6.000%	09/01/38	81,697
98,482	FHLMC Gold Pool #G08012	6.500%	09/01/34	111,032
202,552	FHLMC Gold Pool #G08022	6.000%	11/01/34	228,187
172,275	FHLMC Gold Pool #G08047	6.000%	03/01/35	194,380
805,718	FHLMC Gold Pool #G08378	6.000%	10/01/39	925,630
746,097	FHLMC Gold Pool #G30482	4.500%	05/01/30	808,826
145,718	FHLMC Gold Pool #G80111	7.300%	12/17/22	162,244
30,723	FHLMC Gold Pool #H09098	6.500%	10/01/37	33,339
171,356	FHLMC Gold Pool #P00024	7.000%	09/01/32	192,595
118,766	FHLMC Gold Pool #P50019	7.000%	07/01/24	135,393
265,417	FHLMC Gold Pool #T30126	5.550%	07/01/37	306,798
246,172	FHLMC Gold Pool #T30133	5.550%	07/01/37	286,033
233,575	FHLMC Gold Pool #U30400	5.550%	06/01/37	271,730
387,335	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	433,719
59,434	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	68,709
41,656	FHLMC, Series 2201, Class C	8.000%	11/15/29	48,636
190,502	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	210,380
85,392	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	98,184
48,646	FHLMC, Series 2576, Class HC	5.500%	03/15/33	53,222
150,000	FHLMC, Series 2802, Class OH	6.000%	05/15/34	165,728
408,256	FHLMC, Series 3033, Class WY	5.500%	09/15/35	439,610
171,081	FHLMC, Series 3072, Class DL	6.000%	02/15/35	188,717
102,204	FHLMC, Series 3255, Class QE	5.500%	12/15/36	111,757
134,882	FHLMC, Series 3641, Class TB	4.500%	03/15/40	144,806
108,025	FHLMC, Series 3814, Class B	3.000%	02/15/26	107,996
187,820	FHLMC, Series 4011, Class DA	4.000%	09/15/41	185,284
1,538,880	FHLMC, Series 4011, Class DB	4.000%	09/15/41	1,507,389
351,416	FHLMC, Series 4097, Class VT	3.500%	08/15/25	365,920
94,970	FHLMC, Series 4103, Class DV	3.000%	11/15/25	95,859
1,889,168	FHLMC, Series 4142, Class PN	2.500%	12/15/32	1,792,271
124,698	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	140,206
46,109	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	51,658
81,031	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	92,542
364,513	FNMA Pool #252034	7.000%	09/01/28	422,239
63,752	FNMA Pool #252215	6.000%	11/01/28	71,960
460,577	FNMA Pool #256182	6.000%	03/01/36	507,397
69,690	FNMA Pool #256972	6.000%	11/01/37	75,492
422,528	FNMA Pool #257138	5.000%	03/01/38	451,449
16,495	FNMA Pool #535131	6.000%	03/01/29	18,639
101,576	FNMA Pool #594207	6.500%	02/01/31	115,658
40,649	FNMA Pool #673315	5.500%	11/01/32	44,884
197,852	FNMA Pool #721255	5.500%	07/01/33	220,334
55,934	FNMA Pool #733750	6.310%	10/01/32	62,423
198,012	FNMA Pool #735861	6.500%	09/01/33	225,865
263,377	FNMA Pool #745001	6.500%	09/01/35	296,577
452,749	FNMA Pool #745318	5.000%	12/01/34	497,843
33,985	FNMA Pool #745630	5.500%	01/01/29	37,554
97,391	FNMA Pool #801357	5.500%	08/01/34	108,394
472,007	FNMA Pool #801506	4.750%	09/01/34	504,023
111,547	FNMA Pool #813839	6.000%	11/01/34	121,555
495,850	FNMA Pool #819457	4.750%	02/01/35	529,537
1,031,538	FNMA Pool #846323	4.250%	11/01/35	1,087,849
613,969	FNMA Pool #851762	4.250%	01/01/36	639,226
98,539	FNMA Pool #871394	7.000%	04/01/21	107,450
164,803	FNMA Pool #888211	7.000%	08/01/36	187,245
50,387	FNMA Pool #888367	7.000%	03/01/37	55,885
107,487	FNMA Pool #888534	5.000%	08/01/37	114,838
1,315,377	FNMA Pool #891367	4.750%	04/01/36	1,419,131
278,238	FNMA Pool #908160	5.500%	12/01/36	297,970
259,559	FNMA Pool #930504	5.000%	02/01/39	282,327
103,821	FNMA Pool #930664	6.500%	03/01/39	115,740
586,253	FNMA Pool #940441	5.780%	03/01/37	647,333
47,098	FNMA Pool #954957	6.000%	10/01/37	51,008
103,056	FNMA Pool #995346	6.500%	09/01/36	115,865
267,987	FNMA Pool #995656	7.000%	06/01/33	308,668
630,399	FNMA Pool #AD0329	6.500%	09/01/28	708,315
127,199	FNMA Pool #AD0756	6.500%	11/01/28	144,477
961,772	FNMA Pool #AI0108	5.000%	04/01/41	1,064,209
489,711	FNMA Pool #AL3036	6.000%	02/01/38	551,406
189,000	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	205,290
48,484	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	49,595
316,190	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	368,350
217,083	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	248,609
101,687	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	114,038
95,827	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	106,124
88,476	FNMA, Series 2002-30, Class JQ	5.500%	04/25/33	96,613
484,458	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	540,815
231,824	FNMA, Series 2004-17, Class H	5.500%	04/25/34	255,052
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	307,913
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	276,582
130,830	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	140,099
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	199,787
236,142	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	261,032
788,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	915,050
429,867	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	471,702
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	889,237
850,000	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	929,085
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	95,395
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	166,618
210,000	FNMA, Series 2011-37, Class LH	4.000%	11/25/40	216,457
273,318	FNMA, Series 2012-51, Class B	7.000%	05/25/42	303,655
404,971	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	425,719
155,324	FNMA, Series G93-5, Class Z	6.500%	02/25/23	175,530
488	GNMA I Pool #177784	8.000%	10/15/16	491
4,573	GNMA I Pool #192357	8.000%	04/15/17	4,600
397	GNMA I Pool #196063	8.500%	03/15/17	422
522	GNMA I Pool #212601	8.500%	06/15/17	525
568	GNMA I Pool #220917	8.500%	04/15/17	581
1,410	GNMA I Pool #230223	9.500%	04/15/18	1,420
2,025	GNMA I Pool #260999	9.500%	09/15/18	2,092
3,203	GNMA I Pool #263439	10.000%	02/15/19	3,227
934	GNMA I Pool #265267	9.500%	08/15/20	940
460	GNMA I Pool #266983	10.000%	02/15/19	463
501	GNMA I Pool #286556	9.000%	03/15/20	504
323	GNMA I Pool #301366	8.500%	06/15/21	325
2,678	GNMA I Pool #302933	8.500%	06/15/21	3,001
1,251	GNMA I Pool #315187	8.000%	06/15/22	1,259
15,705	GNMA I Pool #319441	8.500%	04/15/22	15,889
3,497	GNMA I Pool #325165	8.000%	06/15/22	3,898
4,044	GNMA I Pool #335950	8.000%	10/15/22	4,068
72,198	GNMA I Pool #346987	7.000%	12/15/23	79,569
22,763	GNMA I Pool #352001	6.500%	12/15/23	25,722
8,421	GNMA I Pool #352110	7.000%	08/15/23	9,250
35,847	GNMA I Pool #368238	7.000%	12/15/23	36,368
21,008	GNMA I Pool #372379	8.000%	10/15/26	22,093
35,099	GNMA I Pool #399726	7.490%	05/15/25	35,634
84,166	GNMA I Pool #399788	7.490%	09/15/25	94,372
24,216	GNMA I Pool #399958	7.490%	02/15/27	24,353
34,176	GNMA I Pool #410215	7.500%	12/15/25	38,736
2,509	GNMA I Pool #414736	7.500%	11/15/25	2,817
7,966	GNMA I Pool #420707	7.000%	02/15/26	8,849
7,754	GNMA I Pool #421829	7.500%	04/15/26	8,736
3,131	GNMA I Pool #431036	8.000%	07/15/26	3,289
12,268	GNMA I Pool #431612	8.000%	11/15/26	12,529
3,814	GNMA I Pool #442190	8.000%	12/15/26	4,319
28,669	GNMA I Pool #448970	8.000%	08/15/27	32,745
6,410	GNMA I Pool #449176	6.500%	07/15/28	7,233
8,774	GNMA I Pool #462623	6.500%	03/15/28	9,907
30,573	GNMA I Pool #471369	5.500%	05/15/33	34,216
109,568	GNMA I Pool #487108	6.000%	04/15/29	126,300
92,291	GNMA I Pool #489377	6.375%	03/15/29	103,555
211,425	GNMA I Pool #503405	6.500%	04/15/29	238,739
74,736	GNMA I Pool #509930	5.500%	06/15/29	82,905
100,603	GNMA I Pool #509965	5.500%	06/15/29	111,545
12,439	GNMA I Pool #538314	7.000%	02/15/32	14,110
29,261	GNMA I Pool #595606	6.000%	11/15/32	32,838
5,716	GNMA I Pool #602377	4.500%	06/15/18	6,001
5,450	GNMA I Pool #603377	4.500%	01/15/18	5,665
263,842	GNMA I Pool #615272	4.500%	07/15/33	286,458
84,781	GNMA I Pool #615403	4.500%	08/15/33	92,282
59,904	GNMA I Pool #616829	5.500%	01/15/25	66,459
66,975	GNMA I Pool #623190	6.000%	12/15/23	75,326
239,714	GNMA I Pool #624600	6.150%	01/15/34	269,040
53,553	GNMA I Pool #640940	5.500%	05/15/35	60,394
21,652	GNMA I Pool #658267	6.500%	02/15/22	23,501
39,287	GNMA I Pool #677162	5.500%	08/15/23	41,903
258,958	GNMA I Pool #697999	4.500%	02/15/24	275,864
669,213	GNMA I Pool #711286	6.500%	10/15/32	754,859
458,415	GNMA I Pool #733602	5.000%	04/15/40	513,665
20,389	GNMA I Pool #780429	7.500%	09/15/26	23,677
112,644	GNMA I Pool #780492	7.000%	09/15/24	127,765
54,328	GNMA I Pool #780685	6.500%	12/15/27	63,107
74,892	GNMA I Pool #780977	7.500%	12/15/28	88,851
180,840	GNMA I Pool #781120	7.000%	12/15/29	210,908
194,370	GNMA I Pool #782771	4.500%	09/15/24	207,019
195,046	GNMA I Pool #AB1821	3.250%	10/15/42	192,522
11,072	GNMA II Pool #000723	7.500%	01/20/23	12,247
1,052	GNMA II Pool #001596	9.000%	04/20/21	1,184
16,809	GNMA II Pool #002268	7.500%	08/20/26	19,599
45,380	GNMA II Pool #002442	6.500%	06/20/27	50,941
2,572	GNMA II Pool #002855	8.500%	12/20/29	2,995
57,672	GNMA II Pool #003284	5.500%	09/20/32	64,318
103,663	GNMA II Pool #003346	5.500%	02/20/33	116,047
34,985	GNMA II Pool #003401	4.500%	06/20/33	38,065
242,309	GNMA II Pool #003403	5.500%	06/20/33	271,257
57,162	GNMA II Pool #003554	4.500%	05/20/34	62,193
167,586	GNMA II Pool #003689	4.500%	03/20/35	182,338
313,726	GNMA II Pool #003931	6.000%	12/20/36	355,510
15,857	GNMA II Pool #004149	7.500%	05/20/38	18,174
24,985	GNMA II Pool #004284	5.500%	11/20/38	26,697
260,356	GNMA II Pool #004291	6.000%	11/20/38	295,109
121,500	GNMA II Pool #004412	5.000%	04/20/39	129,223
332,207	GNMA II Pool #004561	6.000%	10/20/39	376,762
302,231	GNMA II Pool #004702	3.500%	06/20/25	316,640
65,012	GNMA II Pool #004752	7.500%	11/20/38	73,512
362,346	GNMA II Pool #004753	8.000%	08/20/30	440,145
233,023	GNMA II Pool #004805	6.500%	09/20/40	264,501
79,224	GNMA II Pool #004808	8.000%	01/20/31	87,965
1,037,360	GNMA II Pool #004838	6.500%	10/20/40	1,165,311
216,186	GNMA II Pool #004993	7.000%	03/20/41	257,910
89,407	GNMA II Pool #575787	5.760%	03/20/33	102,448
198,076	GNMA II Pool #610116	5.760%	04/20/33	226,252
64,574	GNMA II Pool #610143	5.760%	06/20/33	72,178
68,454	GNMA II Pool #612121	5.760%	07/20/33	76,428
210,181	GNMA II Pool #648541	6.000%	10/20/35	235,090
302,792	GNMA II Pool #719213	6.500%	02/20/33	335,875
126,828	GNMA II Pool #748939	4.000%	09/20/40	133,646
495,402	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	561,543
122,413	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	140,925
410,728	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	460,227
166,480	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	191,641
650,000	GNMA, Series 2001-53, Class PB	6.500%	11/20/31	755,282
289,491	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	329,827
269,518	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	303,421
109,154	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	124,250
85,226	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	97,056
146,944	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	167,343
72,726	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	82,091
197,616	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	214,667
136,000	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	146,759
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	165,393
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	196,010
503,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	557,495
573,572	GNMA, Series 2003-57, Class C	4.500%	04/20/33	617,951
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	121,733
102,291	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	109,135
113,351	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	127,190
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	231,423
895,942	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	982,631
364,000	GNMA, Series 2005-49, Class B	5.500%	06/20/35	399,244
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	251,148
100,000	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	110,133
44,718	GNMA, Series 2007-18, Class B	5.500%	05/20/35	49,909
669,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	736,509
178,723	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	195,302
106,041	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	114,782
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	265,606
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	328,762
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	340,295
757,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	858,231
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	171,353
592,660	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	661,005
706,000	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	771,987
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,243,775
350,000	GNMA, Series 2010-89, Class BG	4.000%	07/20/40	352,819

Total Agency Mortgage-Backed Securities (identified cost, $55,293,375)				$56,054,547

TOTAL FIXED INCOME INVESTMENTS (identified cost, $55,293,375) — 95.9%				$56,054,547

SHORT-TERM INVESTMENTS - 3.6%
$2,086,895	Fidelity Government Money Market Fund, 0.01% (1)			$2,086,895

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,086,895) — 3.6%				$2,086,895

TOTAL INVESTMENTS (identified cost, $57,380,270) — 99.5%				$58,141,442

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.5%				309,778

NET ASSETS — 100.0%				$58,451,220

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1) Variable rate security. Rate presented is as of March 31, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation				$1,390,113
Gross Unrealized Depreciation				(628,941)
Net Unrealized Appreciation				$761,172

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Asset Description	Quoted Prices in Active Markets for Indentical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$56,054,547	$-	$56,054,547
Short-Term Investments	-	2,086,895	-	2,086,895
Total Investments	$-	$58,141,442	$-	$58,141,442

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.
There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date:	May 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan
President; Principal Executive Officer

Date:	May 12, 2014

By:	/s/ Michael J. McKeen
Michael J. McKeen
Treasurer; Principal Financial Officer

Date:	May 12, 2014